Related Party Transactions	12 Months Ended
Oct. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11.	Related Party Transactions
See Notes 6, 8, 9, 10, and 13 for related party transactions.